Per Share Information (Cash Dividends Declared Per Share) (Detail) - ¥ / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Earnings Per Share [Abstract]
Cash dividends declared per share	¥ 110.00	¥ 100.00	¥ 100.00